Jul. 01, 2016
Supplement dated July 15, 2016
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Mid Cap Value Fund (the Fund)	7/1/2016
Effective immediately, the “Average Annual Total Returns After Applicable Sales Charges” table within the “Performance Information” section of the Fund's Summary is deleted in its entirety and replaced with the following:
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2015)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	11/20/2001
returns before taxes		-10.64%	8.57%	6.00%
returns after taxes on distributions		-13.70%	6.33%	4.54%
returns after taxes on distributions and sale of Fund shares		-3.39%	6.71%	4.78%
Class B returns before taxes	11/20/2001	-9.93%	8.76%	5.83%
Class C returns before taxes	11/20/2001	-6.69%	9.05%	5.83%
Class I returns before taxes	09/27/2010	-4.76%	10.35%	6.87%
Class K returns before taxes	03/07/2011	-5.06%	10.02%	6.70%
Class R returns before taxes	01/23/2006	-5.43%	9.58%	6.35%
Class R4 returns before taxes	11/08/2012	-4.97%	10.04%	6.71%
Class R5 returns before taxes	11/08/2012	-4.83%	10.13%	6.76%
Class W returns before taxes	09/27/2010	-5.18%	9.86%	6.62%
Class Y returns before taxes	07/15/2009	-4.76%	10.31%	6.87%
Class Z returns before taxes	11/20/2001	-4.99%	10.14%	6.89%
Russell Midcap Value Index (reflects no deductions for fees, expenses or taxes)		-4.78%	11.25%	7.61%

The rest of the section remains the same.